Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of assumptions in the Black-Scholes option-pricing models used to determine the fair value of stock options
The assumptions in the Black-Scholes option-pricing models used to determine the fair value of stock options granted during the years ended December 31, 2020 and 2019 were as follows:

	Year Ended December 31,
	2020	2019
Expected volatility	49.9% - 73.5%	44.9% - 52.0%
Expected dividend yield	0%	0%
Expected term (in years)	5.0 - 6.6	5.1 - 6.6
Risk-free interest rate	1.3% - 1.4%	1.6% - 2.7%

Summary of stock-based compensation expense
The following sets forth the total stock-based compensation expense for the Company’s stock options included in the Company’s condensed consolidated statements of operations (in thousands):

	Six months ended June 30,
	2021	2020
Research and development expenses	$7,939	$2,350
Selling, general and administrative expenses	3,861	315

Total stock-based compensation expense	$11,800	$2,665

The following sets forth the total stock-based compensation expense for the Company’s stock options included in the Company’s consolidated statements of operations (in thousands):

	Year Ended December 31,
	2020	2019
Research and development expenses	$6,130	$3,301
Selling, general and administrative expenses	1,055	605

Total stock-based compensation expense	$7,185	$3,906

2016 Stock Option and Grant Plan
Schedule of Stock Option Activity
Stock option activity under the Plan is as follows, net of
re-issuance
activity noted above:

	Options Outstanding
Stock Option Activity	Options Available for Grant	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balances—January 1, 2019	3,498,354	1,786,829	$0.66
Additional shares authorized	1,400,000	—
Options canceled and forfeited	545,289	(545,289)	$0.69
Repurchases	161,307	—
Options granted	(4,798,400)	4,798,400	$0.69
Options exercised	—	(2,092,409)	$0.66
Options expired	9,766	(9,766)	$0.70

Balances—December 31, 2019	816,316	3,937,765	$0.70	9.37	$28,762
Additional shares authorized	2,682,255
Options canceled and forfeited	761,430	(761,430)	$0.91
Repurchases	21,877	—
Options granted	(4,137,503)	4,137,503	$3.53
Options exercised	—	(204,939)	$1.87

Balances—December 31, 2020	144,375	7,108,899	$2.29	9.06	$187,460

Vested and expected to vest		7,108,899	$2.29	9.06	$187,460
Shares exercisable (vested and unvested)		1,513,553	$1.96	8.75	$40,418

Former Parent Plan [Member]
Schedule of Stock Option Activity
Stock option activity under the Former Parent Plan is as follows:

	Options Outstanding
Stock Option Activity	Options Available for Grant	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balances—January 1, 2019	—	1,021,250	$0.02

Balances—December 31, 2019	—	1,021,250	$0.02	5.37	$8,150
Options Exercised	—	(16,703)	$0.02

Balances—December 31, 2020	—	1,004,547	$0.02	4.37	$28,770

Vested and expected to vest		1,004,547	$0.02	4.37	$28,770
Exercisable		1,004,547	$0.02	4.37	$28,770